Fair Value Measurements - Schedule of Warrant Liabilities, Change In Using Black Scholes to Monte Carlo Simulation Assumptions (Details)	Sep. 30, 2020 Integer $ / shares	Sep. 29, 2020 $ / shares	Apr. 23, 2020 $ / shares	Apr. 02, 2020 $ / shares
Exercise Price | $ / shares		$ 3.06	$ 9.00	$ 7.74
Fair value assumption, warrant Contractual term (years)			3 years	5 years
Warrant Liability [Member]
Fair value of underlying common shares | $ / shares	$ 9.00
Exercise Price | $ / shares	$ 2.75
Warrant Liability [Member] | Expected Dividend Yield [Member]
Fair value of warrant liability, measurement input, percentage
Warrant Liability [Member] | Expected Volatility [Member]
Fair value of warrant liability, measurement input, percentage	50.7
Warrant Liability [Member] | Risk Free Rate [Member]
Fair value of warrant liability, measurement input, percentage	0.22
Warrant Liability [Member] | Contractual Term (Years) [Member]
Fair value assumption, warrant Contractual term (years)	4 years 5 months 16 days
Purchase Agreements Investors [Member]
Fair value of underlying common shares | $ / shares	$ 9.00
Exercise Price | $ / shares	7.00
Purchase Agreements Investors [Member] | Monte Carlo [Member]
Fair value of underlying common shares | $ / shares	9.00
Exercise Price | $ / shares	$ 9.25
Purchase Agreements Investors [Member] | Expected Dividend Yield [Member]
Fair value of warrant liability, measurement input, percentage
Purchase Agreements Investors [Member] | Expected Dividend Yield [Member] | Monte Carlo [Member]
Fair value of warrant liability, measurement input, percentage
Purchase Agreements Investors [Member] | Expected Volatility [Member] | Minimum [Member]
Fair value of warrant liability, measurement input, percentage	73.6
Purchase Agreements Investors [Member] | Expected Volatility [Member] | Minimum [Member] | Monte Carlo [Member]
Fair value of warrant liability, measurement input, percentage	69.7
Purchase Agreements Investors [Member] | Expected Volatility [Member] | Maximum [Member]
Fair value of warrant liability, measurement input, percentage	74.3
Purchase Agreements Investors [Member] | Expected Volatility [Member] | Maximum [Member] | Monte Carlo [Member]
Fair value of warrant liability, measurement input, percentage	71.2
Purchase Agreements Investors [Member] | Risk Free Rate [Member]
Fair value of warrant liability, measurement input, percentage	0.12
Purchase Agreements Investors [Member] | Risk Free Rate [Member] | Monte Carlo [Member]
Fair value of warrant liability, measurement input, percentage	0.12
Purchase Agreements Investors [Member] | Contractual Term (Years) [Member] | Minimum [Member]
Fair value assumption, warrant Contractual term (years)	1 year 1 month 13 days
Purchase Agreements Investors [Member] | Contractual Term (Years) [Member] | Minimum [Member] | Monte Carlo [Member]
Fair value assumption, warrant Contractual term (years)	1 year 4 months 20 days
Purchase Agreements Investors [Member] | Contractual Term (Years) [Member] | Maximum [Member]
Fair value assumption, warrant Contractual term (years)	1 year 2 months 8 days
Purchase Agreements Investors [Member] | Contractual Term (Years) [Member] | Maximum [Member] | Monte Carlo [Member]
Fair value assumption, warrant Contractual term (years)	1 year 5 months 27 days
ARETE Wealth Management [Member]
Fair value of underlying common shares | $ / shares	$ 9.00
Exercise Price | $ / shares	$ 5.00
ARETE Wealth Management [Member] | Expected Dividend Yield [Member]
Fair value of warrant liability, measurement input, percentage
ARETE Wealth Management [Member] | Expected Volatility [Member]
Fair value of warrant liability, measurement input, percentage	60.0
ARETE Wealth Management [Member] | Risk Free Rate [Member]
Fair value of warrant liability, measurement input, percentage	0.27
ARETE Wealth Management [Member] | Contractual Term (Years) [Member]
Fair value assumption, warrant Contractual term (years)	4 years 7 months 6 days